Shareholder Report, Holdings (Details)	Jul. 31, 2026
Rockefeller California Municipal Bond ETF [Member] | California Municipal Finance Authority, Call 07/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller California Municipal Bond ETF [Member] | Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Call 07/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller California Municipal Bond ETF [Member] | Lammersville Joint Unified School District, STR, Call 09/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller California Municipal Bond ETF [Member] | California Housing Finance Agency, FHA 542(C), Call 08/01/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Rockefeller California Municipal Bond ETF [Member] | California Housing Finance Agency, FHA, Call 02/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Rockefeller California Municipal Bond ETF [Member] | Downey Unified School District, GO, Call 08/01/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Rockefeller California Municipal Bond ETF [Member] | California School Facilities Financing Authority, AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Rockefeller California Municipal Bond ETF [Member] | Lompoc Valley Medical Center, GO, Call 09/08/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Rockefeller California Municipal Bond ETF [Member] | City of Los Angeles Department of Airports, Call 05/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Rockefeller California Municipal Bond ETF [Member] | California Public Finance Authority, Call 03/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Rockefeller Global Equity ETF [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Rockefeller Global Equity ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Rockefeller Global Equity ETF [Member] | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Rockefeller Global Equity ETF [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rockefeller Global Equity ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Rockefeller Global Equity ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Rockefeller Global Equity ETF [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller Global Equity ETF [Member] | Shell PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Rockefeller Global Equity ETF [Member] | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Rockefeller Global Equity ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Rockefeller Global Equity ETF [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Rockefeller Global Equity ETF [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Rockefeller Global Equity ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Rockefeller Global Equity ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Rockefeller Global Equity ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Rockefeller Global Equity ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Rockefeller Global Equity ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Rockefeller Global Equity ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Rockefeller Global Equity ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Rockefeller Global Equity ETF [Member] | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Rockefeller New York Municipal Bond ETF [Member] | New York City Transitional Finance Authority Future Tax Secured Revenue, Call 11/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
Rockefeller New York Municipal Bond ETF [Member] | Long Island Power Authority, Call 09/01/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Rockefeller New York Municipal Bond ETF [Member] | New York City Municipal Water Finance Authority, Call 12/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Rockefeller New York Municipal Bond ETF [Member] | Triborough Bridge & Tunnel Authority Sales Tax Revenue, Call 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Rockefeller New York Municipal Bond ETF [Member] | New York State Dormitory Authority, SAW, Call 10/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller New York Municipal Bond ETF [Member] | Suffolk Regional Off-Track Betting Corp., Call 06/01/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller New York Municipal Bond ETF [Member] | Ontario County Local Development Corp., Call 12/01/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller New York Municipal Bond ETF [Member] | New York Transportation Development Corp., Call 12/31/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller New York Municipal Bond ETF [Member] | Metropolitan Transportation Authority Dedicated Tax Fund, Call 11/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Rockefeller New York Municipal Bond ETF [Member] | City of New York, GO, Call 03/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Triborough Bridge & Tunnel Authority Sales Tax Revenue, Call 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Washington Metropolitan Area Transit Authority Dedicated Revenue, Call 07/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
Rockefeller Opportunistic Municipal Bond ETF [Member] | University of Kansas Hospital Authority, Call 03/01/36 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
Rockefeller Opportunistic Municipal Bond ETF [Member] | San Francisco City & County Airport Comm-San Francisco International Airport, Call 05/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
Rockefeller Opportunistic Municipal Bond ETF [Member] | Worthington City School District, GO, Call 12/01/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Texas Transportation Finance Corp., Call 10/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Eagle Mountain & Saginaw Independent School District, GO, Call 08/15/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Medical University Hospital Authority, FHA INS, Call 11/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Weatherford College of the Parker County Junior College District, Call 08/01/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Rockefeller Opportunistic Municipal Bond ETF [Member] | Pennsylvania State University, Call 09/01/35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
Rockefeller U.S. Small-Mid Cap ETF [Member] | HA Sustainable Infrastructure Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Rockefeller U.S. Small-Mid Cap ETF [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Rockefeller U.S. Small-Mid Cap ETF [Member] | FirstCash Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Rockefeller U.S. Small-Mid Cap ETF [Member] | TD SYNNEX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Rockefeller U.S. Small-Mid Cap ETF [Member] | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Rockefeller U.S. Small-Mid Cap ETF [Member] | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Korn Ferry [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Rockefeller U.S. Small-Mid Cap ETF [Member] | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Rockefeller U.S. Small-Mid Cap ETF [Member] | SEI Investments Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Rockefeller U.S. Small-Mid Cap ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%

[1]	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.
[2]	All or portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB Residuals and cash.